S000068768 [Member] Annual Fund Operating Expenses - iShares 0-3 Month Treasury Bond ETF - iShares 0-3 Month Treasury Bond ETF	Feb. 28, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.09%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.